Related Party Transactions	12 Months Ended
Dec. 31, 2021
Related Party Transactions
Related Party Transactions

10. Related Party Transactions

The following sets forth significant related parties and their relationships with the Company:

Company Name	Relationship with the Company
SINA	Parent and affiliates under common control.

Alibaba	Strategic partner and significant shareholder of the Company.

During the years ended December 31,2019, 2020 and 2021, the Group entered in to a series of one-year loan agreements with SINA pursuant to which SINA is entitled to borrow from the Group to facilitate SINA’s business operations. SINA has withdrawn a total of US$233.9 million, US$473.8 million and US$978.2 million from the Group and repaid US$43.6 million, US$181.7 million and US$1,058.6 million to the Group during the years ended December 31, 2019, 2020 and 2021, respectively. As of December 31, 2020 and 2021, the loans to and interest receivable from SINA were US$547.9 million and US$479.6 million, respectively.

The following sets forth significant related party transactions with the Group:

	Year Ended December 31,
	2019	2020	2021

	(In US$ thousands)
Transactions with SINA
Revenue billed through SINA	109,949	41,754	68,351
Revenue from services provided to SINA	27,274	20,348	43,170
Total	137,223	62,102	111,521

Costs and expenses allocated from SINA(1)	51,848	43,011	38,270
Interest income on loans to SINA	9,295	13,458	17,943

Transactions with Alibaba
Advertising and marketing revenues from Alibaba – as an advertiser	97,772	152,000	139,561
Advertising and marketing revenues from Alibaba – as an agent	—	36,597	41,680
Services provided by Alibaba	50,205	52,338	44,006
(1)	Costs and expenses allocated from SINA represented the charges for certain services provided by SINA’s affiliates and charged to the Group using actual cost allocation based on proportional utilization (Note 1). In addition to the allocated costs and expenses, SINA also billed US$37.5 million,US $48.3 million and US$48.0 million for other costs and expenses incurred by Weibo but paid by SINA for the years ended December 31, 2019, 2020 and 2021, respectively. During the years ended December 31, 2020 and 2021, Weibo allocated US$9.7 million and US$0.8 million to SINA for costs and expenses related to certain of SINA’s activities for which Weibo made the payments, respectively.

The following table sets forth the details of the revenues from SINA by advertising and marketing revenues and value-added services revenues for the periods specified.

	Year Ended December 31,
	2019	2020	2021

	(In US$ thousands)
Transactions with SINA
Advertising and marketing revenues	112,974	48,353	96,359
Value-added services revenues	24,249	13,749	15,162
Total	137,223	62,102	111,521

10. Related Party Transactions (Continued)

The following sets forth related party outstanding balance:

	As of December 31,
	2020	2021

	(In US$ thousands)
Amount due from SINA(2)	548,900	494,200
Accounts receivable due from Alibaba	135,321	89,344

Loans to and interest receivable(3) (4)
- Company A (an investee in e-commerce business)	79,762	—
- Company B (an investee providing social and new media marketing services)	21,771	2,789
- Company C (an investee providing online brokerage services)	41,205	211,583
- Others	15,884	5,307
Subtotal (included in prepaid expenses and other current assets)	158,622	219,679
- Company D (an investee in real estate business) (included in other non-current assets)	—	480,786
Total	158,622	700,465
(2)	The Group uses amount due from/to SINA to settle balances arising from cost and expenses allocated from SINA based on proportional utilization, other expenditures incurred by Weibo business but paid by SINA, transactions with third-party customers and suppliers settled through SINA, as well as business transactions between Weibo and SINA. As of December 31, 2020 and 2021, the amount due from SINA also included loans to and interest receivable from SINA of US$547.9 million and US$479.6 million at an annual interest rate ranging from 1.0% to 4.5% of maturity within one year, respectively, which are non-trade in nature.
(3)	The annual interest rates of the loans were ranging from 4.0% to 10.0% (interest free for Company B and partial loans to Company D) at both dates. These balances are non-trade in nature.
(4)	The Group assessed the collectability of outstanding loans at least on annual basis or whenever impairment indicators noted. For the years ended December 31, 2020 and 2021, the Group recognized US$82.2 million and nil impairment charges on loans to and interest receivable from other related parties due to their unsatisfied financial performance and decline in forecasted revenues, respectively.

Other related parties mainly include investee companies on which SINA or Weibo has significant influence. These investees are generally high-tech companies operating in different internet-related business. For the years ended December 31, 2019, 2020 and 2021, advertising and marketing revenues generated from other related parties were US$117.0 million, US$46.5 million and US$70.0 million, value-added services revenues generated from other related parties were US$5.4 million, US$3.4 million and US$3.3 million, and cost and expenses were US$31.2 million, US$48.1 million and US$62.6 million, respectively. As of December 31, 2020 and 2021, other related parties accounted for outstanding balances of net accounts receivable of  US$42.5 million and US$55.8 million, accounts payable of US$30.8 million and US$44.3 million, and accrued and other liabilities of US$4.8 million and US$8.3 million, respectively.